SUMMARY OF CHANGES IN STOCK OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Share-Based Payment Arrangement [Abstract]
Shares Outstanding, Beginning Balance	11,174	12,647	7,006
Weighted Average Exercise Price, Outstanding, Beginning	$ 1,545.60	$ 2,674.40	$ 5,724.80
Weighted Average Remaining Contractual Life In Years, Beginning	7 years 9 months 18 days	8 years 14 days	7 years 4 months 2 days
Aggregate Intrinsic Value, Beginning	$ 27	$ 4	$ 1
Shares, Granted		625	8,063
Weighted Average Exercise Price, Granted		$ 31.20	$ 48.80
Shares, Cancelled or Expired	(73)	(2,094)	(2,422)
Weighted Average Exercise Price, Cancelled or Expired	$ 22,200.00	$ 7,914.40	$ 2,757.60
Shares, Exercised		(4)
Weighted average exercise price, Exercised		$ 24.00
Shares, Outstanding, Ending Balance	11,101	11,174	12,647
Weighted Average Exercise Price, Outstanding, Ending	$ 1,408.80	$ 1,545.60	$ 2,674.40
Weighted Average Remaining Contractual Life In Years, Ending Balance	7 years 3 months 21 days	7 years 9 months 18 days
Aggregate Intrinsic Value, Ending		$ 27	$ 4
Shares, Vested and Exercisable	6,058	5,706
Weighted Average Exercise Price, Vested and Exercisable	$ 2,544.00	$ 2,962.40
Weighted Average Remaining Contractual Life In Years, Vested and Exercisable	6 years 7 months 20 days	6 years 11 months 23 days
Aggregate Intrinsic Value, Vested and Exercisable		$ 15